Total
High Yield Bond Fund
FUND SUMMARY: HIGH YIELD BOND FUND
Investment Objective
The investment objective of the High Yield Bond Fund (the “Fund”) is to realize high current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	High Yield Bond Fund High Yield Bond Fund
Investment Advisory Fees	0.46%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.73%	[1]
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
High Yield Bond Fund | High Yield Bond Fund | USD ($)	75	233	406	906

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a widely diversified portfolio of high yield corporate bonds (commonly known as “junk bonds”), income-producing convertible securities and preferred stocks each of which are rated below investment grade or not rated by any major credit rating agency but deemed to be below investment grade by the Adviser. High yield bonds are rated below investment grade (BB and lower, or an equivalent rating), and tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue-chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.
The Fund’s dollar-weighted average maturity generally is expected to be in the five- to ten-year
range, but will vary with market conditions. In selecting investments for the Fund, the Adviser relies extensively on its credit research analysts. The Fund intends to focus primarily on the higher-quality range (BB and B, or an equivalent rating) of the high yield market.
While most assets will typically be invested in U.S. dollar-denominated bonds, the Fund may also invest in bonds of foreign issuers. The Fund may invest up to 20% of its total assets in
non-U.S.
dollar-denominated securities and may invest without limitation in U.S. dollar denominated bonds of foreign issuers. The Fund may also use forward currency exchange contracts and credit default swaps in keeping with the Fund’s objective. Forward currency exchange contracts would typically be used to protect the Fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar and credit default swaps would typically be used to protect the value of certain portfolio holdings or to manage the Fund’s overall exposure to changes in credit quality. The Fund may also invest in bank loans, which may include covenant-lite loans.
The Fund may engage in active and frequent trading of portfolio securities in the pursuit of its investment objective. The Fund may sell holdings for a variety of reasons, such as to adjust a portfolio’s average maturity, duration or credit quality, or to shift assets into and out of higher-yielding securities, or to reduce exposure to certain securities.

Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
High Yield Bond Risk.
  The possibility that the Fund’s investment in debt securities rated below investment grade (commonly known as junk bonds) may adversely affect the Fund’s yield. Although these securities generally provide for higher yields than higher rated debt securities, the high degree of risk associated with these investments can result in substantial or total loss to the Fund. High yield securities are considered speculative and are subject to a greater risk of loss, greater sensitivity to interest rate changes, increased price volatility, valuation difficulties, and a potential lack of a liquid secondary or public market for the securities.
Credit Risk.
  The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by the Fund defaults on its payment obligations.
Liquidity Risk.
  The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Interest Rate Risk.
  The possibility that the prices of the Fund’s fixed income investments will decline due to rising interest rates.
Fixed Income
Securities
Risk.
  The possibility that the market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased, and sometimes unpredictable, volatility and reduced liquidity. During those periods, the Fund may experience increased levels of shareholder redemptions, and may have to sell securities at inopportune times, and at unfavorable prices. Fixed income securities also may be difficult to value during such periods. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have a material adverse effect on prices for fixed income securities and on the management of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.
Market Risk.
  The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Corporate Debt Securities Risk.
  The possibility that the issuer of a debt security held by the Fund is unable to meet its principal and interest payment obligations. The further possibility that corporate debt securities held by the Fund may experience increased price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.
Portfolio Turnover Risk.
  The possibility that the Fund may frequently
buy
and sell portfolio securities, which may increase transaction costs to the Fund and cause the Fund’s performance to be less than you expect.
Preferred Stock Risk.
  The possibility that the value of the Fund’s investments in preferred stock may decline if stock prices fall or interest rates rise. In the event of a liquidation, the rights of a company’s preferred stock to the distribution of company assets are generally subordinate to the rights of a company’s debt securities.
Bank Loans Risk.
  The possibility that,
to
the extent the Fund invests in bank loans, it is exposed to additional risks beyond those associated with traditional debt securities, including liquidity risk, prepayment risk, extension risk, the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. In addition, liquidity risk may be more pronounced for a portfolio investing in loans because certain loans may have a more limited secondary market. These loans may be difficult to value, which may result in a loss. In addition, bank loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions. Bank loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans. Some of the loans in which the Fund may invest or obtain exposure to may be “covenant-lite” loans. Covenant-lite loans may contain fewer or no maintenance covenants compared to other loans and may not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. The Fund may experience delays in enforcing its rights on its holdings of covenant-lite loans.
Credit Default Swap Risk.
  The possibility that the Fund’s investments in credit default swaps may subject the Fund to greater risks than if the Fund were to invest directly in the reference obligation. Investing in credit default swaps exposes the Fund to the credit risk of both the counterparty to the credit default swap and the issuer of the underlying reference obligation. The Fund could realize a loss on its investment if it does not correctly evaluate the creditworthiness of the issuer of the bond or other reference obligation on which the credit default swap is based, as well as the continued creditworthiness of the counterparty. Investments in credit default swaps are also subject to liquidity risk.
Derivatives Risk.
  The possibility that the Fund’s use of derivatives, such as futures, options and swap agreements, may lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the Adviser believes it would be appropriate to do so, difficult to value if the instrument becomes illiquid, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Convertible Securities Risk.
  The possibility that the value of the Fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.
Management Risk.
  The possibility that
the
investment decisions, techniques, analyses or models implemented by the Fund’s Adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Prepayment and Extension Risk.
  The possibility that the principal on a fixed
income
security may be paid off earlier or later than expected causing the Fund to invest in fixed income securities with lower interest rates, which may adversely affect the Fund’s performance.
Inflation Linked Bond Risk
.
The possibility that the value of the Fund’s investments in inflation linked bonds will decline in value in response to a rise in real interest rates resulting in losses to the Fund. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates.
Currency Risk.
  The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.
Foreign Investment Risk.
  The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
LIBOR Risk.
  The risk that the transition away from the London Interbank Offered Rate (“LIBOR”) may lead to increased volatility and illiquidity in markets that are tied to LIBOR. LIBOR is a benchmark interest rate that is used extensively as a “reference rate” for financial instruments, including many corporate bonds, asset-backed securities, and bank loans. In July 2017, the head of the United Kingdom Financial Conduct Authority, the agency that oversees LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR, suggesting that LIBOR may cease to be published after that time. In November 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the USD LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end on December 31, 2021. The transition away from LIBOR poses a number of other risks, including changed values of LIBOR-related investments and reduced effectiveness of hedging strategies, each of which may adversely affect the Fund’s performance.
An investment in the Fund may be appropriate for long-term, risk-
oriented
investors who are willing to accept the greater risks and uncertainties of investing in high yield bonds in the hope of earning high current income.

Performance Information
The bar chart and table below show the performance of the
Fund
both
year-by-year
and as an average over different periods of time. Performance prior to May 1, 2018 reflects the Fund’s investment performance when managed by a previous sub-adviser
pursuant to a substantially similar principal investment strategy. Since May 1, 2018, P
e
nn Mutual Asset Management, LLC has been responsible for the Fund’s day-to-day
portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
8.78%	-9.80%
6/30/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2020)
Average Annual Total Returns - High Yield Bond Fund	1 Year	5 Years	10 Years
High Yield Bond Fund	7.52%	8.59%	6.59%
CSFB High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	5.48%	8.24%	6.47%